Note 14 - Retirement and Pension Plans - Percentage of Major Category of Plan Assets (Details)	Dec. 31, 2020	Dec. 31, 2019
Cash [Member]
Asset allocation	12.00%	17.00%
Debt Securities [Member]
Asset allocation	28.00%	29.00%
Equity Securities [Member]
Asset allocation	49.00%	45.00%